UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Newfleet Asset Management

Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Palmer
Title:  Chief Compliance Officer
Phone:  (415) 486-6726

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                    San Francisco, CA                  11/4/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             103

Form 13F Information Table Value Total:  $       92,492
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
21VIANET GROUP INC - ADR              COM            90138A103      130    12805 SH       SOLE                 12805      0    0
ABB LIMITED SPONSORED ADR             COM            000375204      977    57177 SH       SOLE                 57177      0    0
AGRIUM INC                            COM            008916108      983    14742 SH       SOLE                 14742      0    0
AKORN INC                   COM       COM            009728106      187    23960 SH       SOLE                 23960      0    0
ALEXION PHARMACEUTICALS INC           COM            015351109     1753    27362 SH       SOLE                 27362      0    0
ALLERGAN INC                          COM            018490102     1496    18154 SH       SOLE                 18154      0    0
ALTERA CORP                           COM            021441100     1026    32550 SH       SOLE                 32550      0    0
ALTRA HOLDINGS INC          COM       COM            02208R106      124    10690 SH       SOLE                 10690      0    0
ANDERSONS INC                         COM            034164103      963    28625 SH       SOLE                 28625      0    0
APPLE INC                             COM            037833100     3923    10287 SH       SOLE                 10287      0    0
ATMEL CORP                            COM            049513104      813   100715 SH       SOLE                100715      0    0
BAKER HUGHES INC                      COM            057224107      811    17570 SH       SOLE                 17570      0    0
BED BATH & BEYOND INC                 COM            075896100      372     6490 SH       SOLE                  6490      0    0
BIOMARIN PHARMACEUTICAL INC           COM            09061G101      236     7390 SH       SOLE                  7390      0    0
BOINGO WIRELESS INC         COM       COM            09739C102      138    19325 SH       SOLE                 19325      0    0
BRIGHAM EXPLORATION CO                COM            109178103      951    37628 SH       SOLE                 37628      0    0
BROADCOM CORP                         COM            111320107     1400    42043 SH       SOLE                 42043      0    0
BROADSOFT INC               COM       COM            11133B409      892    29395 SH       SOLE                 29395      0    0
BUNGE LIMITED                         COM            G16962105      225     3865 SH       SOLE                  3865      0    0
CATERPILLAR INC                       COM            149123101     1040    14080 SH       SOLE                 14080      0    0
CB RICHARD ELLIS GROUP INC  CL A      COM            12497T101      515    38240 SH       SOLE                 38240      0    0
CELANESE CORP DEL SER A               COM            150870103      579    17795 SH       SOLE                 17795      0    0
CELGENE CORP                          COM            151020104     1529    24703 SH       SOLE                 24703      0    0
CIRRUS LOGIC INC                      COM            172755100      172    11650 SH       SOLE                 11650      0    0
CISCO SYSTEMS INC                     COM            17275R102     1563   100806 SH       SOLE                100806      0    0
CITRIX SYS INC                        COM            177376100     1359    24920 SH       SOLE                 24920      0    0
CLARCOR INC                           COM            179895107     1454    35135 SH       SOLE                 35135      0    0
COCA COLA ENTERPRISES INC COM         COM            19122T109     1106    44440 SH       SOLE                 44440      0    0
COLGATE-PALMOLIVE COMPANY             COM            194162103      358     4040 SH       SOLE                  4040      0    0
CONSUMER DISC SELECT SECTOR SPDR FUND COM            81369Y407     1572    45085 SH       SOLE                 45085      0    0
CONSUMER STAPLES SPDR                 COM            81369Y308      760    25620 SH       SOLE                 25620      0    0
EBAY INC                              COM            278642103     1607    54480 SH       SOLE                 54480      0    0
ELAN ADR                              COM            284131208      187    17760 SH       SOLE                 17760      0    0
EMC CORPORATION                       COM            268648102     1591    75774 SH       SOLE                 75774      0    0
EMERSON ELEC CO                       COM            291011104      922    22320 SH       SOLE                 22320      0    0
ENSCO INTERNATIONAL  SPONS ADR        COM            29358Q109     1072    26515 SH       SOLE                 26515      0    0
EXPRESS SCRIPTS INC                   COM            302182100     1002    27040 SH       SOLE                 27040      0    0
FEDEX CORP                            COM            31428X106     1047    15470 SH       SOLE                 15470      0    0
FMC CORP                              COM            302491303     1447    20914 SH       SOLE                 20914      0    0
GOLDMAN SACHS GROUP INC               COM            38141G104      751     7947 SH       SOLE                  7947      0    0
GOOGLE INC CL A                       COM            38259P508     1734     3365 SH       SOLE                  3365      0    0
HALLIBURTON CO                        COM            406216101      882    28908 SH       SOLE                 28908      0    0
HEINZ H J COMPANY                     COM            423074103     1050    20800 SH       SOLE                 20800      0    0
HERBALIFE LTD                         COM            G4412G101      279     5208 SH       SOLE                  5208      0    0
HERTZ GLOBAL HOLDINGS INC   COM       COM            42805T105      123    13780 SH       SOLE                 13780      0    0
ICG GROUP INC COM                     COM            44928D108      175    19010 SH       SOLE                 19010      0    0
INFORMATICA CORP            COM       COM            45666Q102      744    18160 SH       SOLE                 18160      0    0
INTERNATIONAL BUSINESS MACHINES CO    COM            459200101     2150    12293 SH       SOLE                 12293      0    0
INTUIT INC                            COM            461202103     1344    28330 SH       SOLE                 28330      0    0
INTUITIVE SURGICAL INC                COM            46120E602     1029     2825 SH       SOLE                  2825      0    0
ISHARES BARCLAYS MBS BOND FUND        COM            464288588     1812    16749 SH       SOLE                 16749      0    0
JOY GLOBAL INC                        COM            481165108      880    14103 SH       SOLE                 14103      0    0
JPMORGAN CHASE & CO                   COM            46625H100     1061    35210 SH       SOLE                 35210      0    0
KEYNOTE SYS INC             COM       COM            493308100      746    35320 SH       SOLE                 35320      0    0
KLA-TENCOR CORP                       COM            482480100     1108    28935 SH       SOLE                 28935      0    0
KOHLS CORP                            COM            500255104      740    15080 SH       SOLE                 15080      0    0
LECROY CORP                           COM            52324W109      104    13140 SH       SOLE                 13140      0    0
LIBERTY MEDIA CORP INTERACTIVE SER A  COM            53071M104      952    64500 SH       SOLE                 64500      0    0
LKQ CORP                              COM            501889208      985    40775 SH       SOLE                 40775      0    0
LOWES COMPANIES INC                   COM            548661107     1071    55360 SH       SOLE                 55360      0    0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
LUFKIN INDS INC                       COM            549764108      726    13645 SH       SOLE                 13645      0    0
MCCORMICK & COMPANY                   COM            579780206      881    19095 SH       SOLE                 19095      0    0
MCDERMOTT INTERNATIONAL INC           COM            580037109      852    79225 SH       SOLE                 79225      0    0
MICROSOFT CORP                        COM            594918104      417    16768 SH       SOLE                 16768      0    0
MODINE MFG CO               COM       COM            607828100      126    13955 SH       SOLE                 13955      0    0
MONSANTO CO                           COM            61166W101     1367    22769 SH       SOLE                 22769      0    0
NATIONAL-OILWELL VARCO INC            COM            637071101     1045    20395 SH       SOLE                 20395      0    0
NOBLE ENERGY INC                      COM            655044105      261     3685 SH       SOLE                  3685      0    0
NORFOLK SOUTHERN CORP                 COM            655844108     1298    21265 SH       SOLE                 21265      0    0
OCZ TECHNOLOGY GROUP INC    COM       COM            67086E303      150    30910 SH       SOLE                 30910      0    0
ORACLE CORP                           COM            68389X105     1728    60136 SH       SOLE                 60136      0    0
OWENS CORNING NEW                     COM            690742101      743    34265 SH       SOLE                 34265      0    0
PETROQUEST ENERGY INC                 COM            716748108      728   132405 SH       SOLE                132405      0    0
PHILIP MORRIS INTERNATIONAL INC       COM            718172109      410     6568 SH       SOLE                  6568      0    0
PIONEER NAT RES CO          COM       COM            723787107     1074    16333 SH       SOLE                 16333      0    0
PVH CORPORATION                       COM            693656100     1220    20940 SH       SOLE                 20940      0    0
QUALCOMM INC                          COM            747525103     1395    28683 SH       SOLE                 28683      0    0
ROWAN COS INC                         COM            779382100      251     8315 SH       SOLE                  8315      0    0
SANDRIDGE ENERGY INC        COM       COM            80007P307      676   121510 SH       SOLE                121510      0    0
SAP AG SPONSORED ADR                  COM            803054204      932    18415 SH       SOLE                 18415      0    0
SM ENERGY COMPANY                     COM            78454L100     1193    19669 SH       SOLE                 19669      0    0
SMUCKER J M CO NEW                    COM            832696405      236     3240 SH       SOLE                  3240      0    0
SPDR KBW REGIONAL BANKING ET          COM            78464A698      264    13690 SH       SOLE                 13690      0    0
SPDR SERIES TRUST S&P HOMEBUILDERS    COM            78464A888     1074    80840 SH       SOLE                 80840      0    0
STIFEL FINL CORP            COM       COM            860630102      580    21820 SH       SOLE                 21820      0    0
STRYKER CORP                          COM            863667101      271     5751 SH       SOLE                  5751      0    0
SUPER MICRO COMPUTER INC    COM       COM            86800U104      153    12250 SH       SOLE                 12250      0    0
SUPERIOR ENERGY SVCS INC    COM       COM            868157108      774    29490 SH       SOLE                 29490      0    0
SXC HEALTH SOLUTIONS CORP   COM       COM            78505P100     1157    20780 SH       SOLE                 20780      0    0
SYMANTEC CORP                         COM            871503108     1016    62360 SH       SOLE                 62360      0    0
TERADATA CORP                         COM            88076W103     1347    25155 SH       SOLE                 25155      0    0
TEVA PHARMACEUTICAL INDS ADR          COM            881624209      943    25325 SH       SOLE                 25325      0    0
THORATEC LABS CORP                    COM            885175307     1243    38085 SH       SOLE                 38085      0    0
TRACTOR SUPPLY CO                     COM            892356106     1040    16635 SH       SOLE                 16635      0    0
UNITED TECHNOLOGIES CORP              COM            913017109     1266    17988 SH       SOLE                 17988      0    0
VALUECLICK INC                        COM            92046N102      175    11260 SH       SOLE                 11260      0    0
VELTI LTD                             COM            G93285107      126    19110 SH       SOLE                 19110      0    0
VMWARE INC CL A COM                   COM            928563402     1241    15445 SH       SOLE                 15445      0    0
VOLCANO CORPORATION COM               COM            928645100      201     6770 SH       SOLE                  6770      0    0
WELLS FARGO & CO                      COM            949746101     1196    49585 SH       SOLE                 49585      0    0
WHOLE FOODS MARKET INC                COM            966837106     1131    17320 SH       SOLE                 17320      0    0
WILLIAMS SONOMA INC                   COM            969904101     1324    43005 SH       SOLE                 43005      0    0
YUM BRANDS INC                        COM            988498101      259     5251 SH       SOLE                  5251      0    0